Reserve	6 Months Ended
Jun. 30, 2023
Reserve [Abstract]
RESERVE

NOTE 13 – RESERVE

As of June 30, 2023 and December 31, 2022, reserve was €1,411,846 and €383,268 comprised of legal reserves and other reserves, respectively.

Legal reserve

In accordance with the capital company law, companies must allocate amount equal to 10% of the profit for the year to the legal reserve until it reaches 20% of the share capital. The legal reserve may only be used to increase the share capital. Except for the above purpose and as long as it does not exceed 20% of the share capital, the legal reserve can only be used to offset losses, provided there are no other reserves available sufficient for this purpose. As of December 31, 2022, and 2021, it was partially constituted after the aforementioned capital increase. As of June 30, 2023 and December 31, 2022, legal reserve was €857 and €857, respectively.

Other reserve

The Company maintains unrestricted reserve for undistributed profits from previous years. As of June 30, 2023 and December 31, 2022, the other reserves were € 1,410,989€and €382,411 , respectively.